Cover	Sep. 29, 2026
Cover [Abstract]
Entity Registrant Name	ONAR Holding Corporation
Entity Central Index Key	0001682265
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 29, 2026
Entity File Number	00-56012
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-2200506
Entity Address Address Line 1	990 Biscayne Blvd,
Entity Address Address Line 2	5th Floor
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33132
City Area Code	213
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	437-3081
Security 12b Title	Common Stock
Trading Symbol	ONAR